Financial instruments	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Financial instruments

19.	Financial instruments

Fair value of financial instruments

The following table sets out the classification of the Company’s financial instruments as at February 28, 2025 and August 31, 2024:

	February 28, 2025	August 31, 2024
Financial Assets
Measured at amortized cost
Amounts receivable	$2,483	$1,958
Measured at fair value through profit or loss
Cash	6,998	8,331

	February 28, 2025	August 31, 2024
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	$18,595	$15,545
Borrowings	996	—
Measured at fair value through profit or loss
Derivative financial instrument liabilities	615	2,273

Cash and derivative warrant liabilities are classified as measured at fair value through profit and loss. Amounts receivable, amounts payable, and borrowings are classified as measured at amortized cost. The carrying value of the Company’s amounts receivable, amounts payable, and borrowings approximate their fair value due to the relatively short-term nature of these instruments.

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs, are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
•	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As at February 28, 2025 and August 31, 2024, cash was classified as Level 1 and derivative financial instruments (Note 12) were classified as Level 3 under the fair value hierarchy.